Exhibit 99.1

GM Financial Automobile Leasing Trust 2024-1

5.49% Exchange Note

Class A-1 5.51400% Asset Backed Notes

Class A-2A 5.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 5.09% Asset Backed Notes

Class A-4 5.09% Asset Backed Notes

Class B 5.33% Asset Backed Notes

Class C 5.41% Asset Backed Notes

Class D 5.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	10/01/25
End of Period:	10/31/25
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	11/18/25
Distribution Date:	11/20/25
Transaction Month:	21

				Original Agg.
2024-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	55,552	01/03/2024	02/15/2024	$1,755,858,739

Total	55,552			$1,755,858,739

RECONCILIATION OF 2024-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$824,807,958

{2}	Reduction in Agg. Securitization Value due to payments	{2}	9,632,019
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	867,097
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	57,862,508
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	68,361,624

{7}	End of period Aggregate Securitization Value		{7}	$756,446,334

{8}	Pool Factor		{8}	43.081275%

RECONCILIATION OF 2024-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,690,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$758,949,219

{11}	Exchange Note Principal Payment Amount	{11}	68,361,624

{12}	End of period Exchange Note Balance	{12}	$690,587,595

{13}	Note Pool Factor	{13}	40.863171%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$246,120,000	$275,640,000	$275,640,000	$551,290,000	$75,250,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$391,301,378	$75,250,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	68,361,624	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$322,939,754	$75,250,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	58.5789247%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$76,400,000	$71,150,000	$43,900,000	$1,615,390,000

{23}	Beginning of period Note Balance	{23}	$76,400,000	$71,150,000	$43,900,000	$658,001,378

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	68,361,624
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$76,400,000	$71,150,000	$43,900,000	$589,639,754

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	36.501387%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$824,807,958

{31}	Ending Designated Pool Balance	{31}	756,446,334
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	756,446,334

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$68,361,624

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$758,949,219	$0	5.49%	30	30/360	$3,472,193

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2024-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,040,570
{37}	Net Liquidation Proceeds collected during period	{37}	65,538,558
{38}	Investment Earnings	{38}	251,882
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(251,882)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	81,579,128

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	687,340
{43}	To the 2024-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,472,193
{44}	To the 2024-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	68,361,624
{45}	To the 2024-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2024-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	9,057,971

{47}	Total Distributions:		{47}	$81,579,128

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$824,807,958
{49}	Ending Agg. Securitization Value	{49}	756,446,334
{50}	Principal Distributable Amount {48} - {49}		{50}	68,361,624

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	68,361,624

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (xiii) to the Required Pro Forma Note Balance			{53}	68,361,624

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$68,361,624

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	5.51400%	31	Actual/360	$0
{56}	Class A-2A	$0	0	5.18%	30	30/360	0
{57}	Class A-2B	$0	0	4.63379%	31	Actual/360	0
{58}	Class A-3	$391,301,378	0	5.09%	30	30/360	1,659,771
{59}	Class A-4	$75,250,000	0	5.09%	30	30/360	319,186
{60}	Class B	$76,400,000	0	5.33%	30	30/360	339,344
{61}	Class C	$71,150,000	0	5.41%	30	30/360	320,768
{62}	Class D	$43,900,000	0	5.48%	30	30/360	200,477

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2024-1 Exchange Note Collections	{63}	$80,891,788
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	251,882
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	14,853
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	81,158,523

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	81,158,523

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	250
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	1,659,771
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	319,186
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	339,344
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	320,768
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	200,477
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	68,361,624
{89}	To the Reserve Account, the Reserve Account Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	9,956,686

{96}	Total Distributions:		{96}	$81,158,523

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$466,551,378	$756,446,334	$0	$79,178,899	$0
{98}	Class B	542,951,378	756,446,334	0	78,839,555	0
{99}	Class C	614,101,378	756,446,334	0	78,518,787	0
{100}	Class D	658,001,378	756,446,334	0	78,318,310	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$9,956,686
{102}	Beginning Note Balance	{102}	658,001,378
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	68,361,624
{104}	Pro-Forma Note Balance		{104}	589,639,754

{105}	Ending Aggregate Securitization Value	{105}	756,446,334
{106}	10.5% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 9.5% Thereafter ($166,806,580)	{106}	166,806,580
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	589,639,754

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$756,446,334
{111}	End of Period Note Balance	{111}	690,587,595
{112}	Overcollateralization	{112}	65,858,739
{113}	Overcollateralization %		{113}	8.71%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	756,446,334
{115}	End of Period Note Balance	{115}	589,639,754
{116}	Overcollateralization	{116}	166,806,580
{117}	Overcollateralization %		{117}	22.05%

RECONCILIATION OF 2024-1 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$4,389,647

{119}	Beginning of Period Reserve Account balance		{119}	$4,389,647
{120}	Investment Earnings	{120}	14,853
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	4,404,500

{124}	Specified Reserve Balance		{124}	4,389,647

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	14,853

{126}	End of period Reserve Account balance		{126}	$4,389,647

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,989,690	0.26%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	November 17, 2025

GM Financial

GMALT 2024-1

Supplemental Monthly Data

October 31, 2025

	Aggregate Securitization Value	Residual Value
Beginning of Period	$824,807,958	$732,097,206
Change	(68,361,624)	(56,112,287)
End of Period	$756,446,334	$675,984,919

Residual Value as % of Agg. Securitization Value		89.36%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	28,143	749,474,121	99.08%
31 - 60 days	171	4,982,523	0.66%
61 - 90 days	49	1,494,846	0.20%
91 - 120 days	15	494,844	0.07%
Total	28,378	756,446,334	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	1,116	28,282,524	13,041	367,572,209
Standard terminations	469	10,372,841	4,793	108,655,461
Total retained by lessee	1,585	38,655,365	17,834	476,227,670
Returned Vehicles
Early terminations	346	8,859,401	4,236	107,640,591
Standard terminations	414	10,347,743	3,834	97,509,856
Total returned to dealer	760	19,207,144	8,070	205,150,447
Charged off leases / Repossessed vehicles	35	867,097	1,269	36,598,866
Repurchases	0	0	1	16,730
Other	0	0	0	0
Total terminations	2,380	58,729,606	27,174	717,993,713

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	156	3,311,619	0.40%

Deferments	10	285,781	0.03%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	867,097	36,598,866
less: Sales proceeds	1,395,032	37,474,354
less: Excess wear and excess mileage received	0	678
less: Other amounts received	0	0
Net Credit (Gain) Loss	(527,935)	(876,166)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	19,145,661	204,274,142
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	20,592,869	220,634,393
less: Excess wear and excess mileage received	112,702	927,974
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,559,910)	(17,288,225)

	Current Period	Prev. Month
Prepay Speed	1.4316%	1.1638%

Return Rate based on Scheduled to Terminate(2)	41.6667%	33.5275%

Return Rate based on Terminated Leases(3)	31.9328%	28.6685%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.